NOTE 4. Summary of accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Net investment in direct financing and sales-type leases	$ 44,062	$ 40,082
Receivable From Value Added Services	2,700	3,570
Receivable from insurance commissions	2,060	1,345
Less: Allowance for doubtful accounts	(20,891)	(12,041)	(4,830)
Accounts Receivable, Net, Current	$ 27,931	$ 32,956